Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net income (loss)	$ (31,945,434)	$ 102,800,908	$ 74,004,768	$ (24,104,797)
Adjustments to reconcile net income (loss) to net cash flows from operating activities
Stock-based compensation expense	(6,104,584)	1,186,605	8,777,574
Non-cash severance expense	(14,516)	13,200,000	19,162,500
Non-employee share-based payments	524,325
Net realizable value adjustments		2,581,874	2,581,874
Change in fair value of notes payable	331,229	(4,797,980)	(4,567,951)
Change in fair value of loans payable to related party		79,000	514,709
Amortization of debt discount		105,747	128,927
Fee shares to related party			1,425,095
Conversion of NRA shares post deSPAC			1
Loss on issuance of debt- related party		40,531,000	40,531,000
Loss on issuance of debt		138,000	138,000
ELOC commitment fee expense		7,400,000	7,400,000
Change in fair value of warrant liabilities	6,311,824	(206,166,000)	(209,916,200)
Change in fair value of derivative asset		16,058,628	14,839,243
Bad debt expense	1,655,291
Changes in operating assets and liabilities:
Accounts receivable	21,183,836	(7,364,394)	(19,948,508)
Related party receivables		(65,180)	(65,180)	(2,396,334)
Inventories	(7,023,176)	(5,932,599)	(2,919,845)
Security deposit	700,000
Other current assets	(489,199)	191,389	(585,348)	(1,526,541)
Related party payable		709,318	(7,285,995)	10,315,014
Accounts payable	(4,613,211)	15,241,633	35,765,394	6,539,107
Loans payable to related party
Professional fees payable		4,915,209	7,566,928
Accrued expenses and other current liabilities	8,797,246	10,651,043	14,595,266	35,988
Net cash used in operating activities	(10,686,369)	(8,535,798)	(17,857,747)	(11,137,563)
Cash flows from investing activities:
Cash acquired in Acquisition		220,897	220,897
Cash paid for operations plant				(239,134)
Purchase of property and equipment				(28,678,950)
Cash paid for construction in progress	(6,355,930)	(1,474,214)	(1,784,214)
Net cash used in investing activities	(6,355,930)	(1,253,317)	(1,563,317)	(28,918,084)
Cash flows from financing activities:
Proceeds from member contributions		4,387,000	4,387,000	37,895,675
Proceeds from borrowing	1,200,000	1,950,000	1,950,000	500,000
Proceeds from loan payable to related party		2,500,000	9,936,804	2,396,334
Payment of GNCU loans	(750,000)
Payment of financial liability	(900,000)
Proceeds for common stock issued to EEME	11,000,001
Proceeds from note payable	31,917	950,000	2,070,000
Payment of note payable			(37,740)
Debt settlement			(2)
Repayment of borrowing				(500,000)
ELOC at the market stock sales	2,680,233		861,228
Proceeds from issuance of common stock to Brown Stone	3,000,000
Proceeds from issuance of common stock to Roth Capital	362,250
Proceeds from issuance of common stock to Narrow Road	100,000
Proceeds from issuance of common stock to Connective Capital	400,000
Proceeds from issuance of common stock to Intracoastal Capital	100,000
Proceeds from issuance of common stock to Wainwright	22,750
Capital raise costs	(35,000)
Net cash provided by financing activities	17,212,151	9,787,000	19,167,290	40,292,009
Net decrease in cash, cash equivalents and restricted cash	169,852	(2,115)	(253,774)	236,362
Cash, cash equivalents and restricted cash at beginning of year	159,232	413,006	413,006	176,600
Cash, cash equivalents and restricted cash at the end of year	329,084	410,891	159,232	413,006
Supplemental disclosure of cash flow information
Cash paid for interest	1,741,304			6,592,639
Supplemental disclosure of noncash investing and financing activities
Capitalization of debt closing costs to construction in progress		107,650	161,475	215,299
Issuance of common stock in exchange for members’ equity in Acquisition		1,060,619,510	1,060,619,510
Assumption of net assets (liabilities) in Acquisition		(93,647,521)	(93,647,521)
Issuance of membership units to settle related party payables		500,000	500,000
Assumption of net assets (liabilities) from Business Combination		(226,081,466)	(226,081,466)
Conversion of convertible note payable to related parties into New XCF common stock		100,000,000	100,000,000
Issuance of common stock for ELOC commitment fee		7,400,000	7,400,000
Conversion of non redemption agreement		1,240,000	1,240,000
Interest capitalization on notes payable	4,802,006	5,943,286	11,720,829	4,505,441
Interest capitalization on financial liability	5,445,590	5,306,929	10,774,604	9,588,939
Conversion of miscellaneous notes and payables to equity	917,621
Common stock issued as penalty interest on various notes	1,858,547
Common stock issued to vendor	$ 69,335
Fee shares to related party			1,425,000
Convertible note issued for services from vendor			$ 5,500,000